Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	3.66
Maximum Aggregate Offering Price	$ 1,830,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 252.72
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock ("Common Stock") that become issuable under the Registrant's 2020 Employee Stock Purchase Plan (the "ESPP") by reason of any stock dividend, stock split or similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock. (2) Represents shares of Common Stock that were added to the shares authorized for issuance under the ESPP on June 25, 2026. (3) Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee, on the basis of $3.66 per share, which is 85% of the average of the high and low prices of the Common Stock on July 31, 2026, as reported on the Nasdaq Capital Market. Pursuant to the ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder is 85% of the lower of the fair market value of a share of Common Stock on the first trading day of the applicable offering period or on the exercise date. (4) The Registrant does not have any fee offsets.